SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Nov. 30, 2020
Platform Coding [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	3 years
Video Game Catalogues [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	15 years